Employee Benefit Plans - Summary of Total RSUs Activity (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)		0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)	21,035,614
Exercised (in shares)	(131,766)
Forfeited (in shares)	(35,935)
Outstanding (in shares)	20,867,913